Trade and other receivables (Details 3) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	€ 17,251
Allowance for doubtful accounts	(3,150)
Net amount	€ 14,101	€ 14,156	€ 15,421
Expected loss (%)
Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	€ 2,374
Allowance for doubtful accounts	(857)
Net amount	€ 1,517
Expected loss (%)	36.10%
Not-past due [member] | Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	€ 1,231
Allowance for doubtful accounts	(20)
Net amount	€ 1,211
Expected loss (%)	1.60%
from 0 to 3 months [Member] | Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	€ 94
Allowance for doubtful accounts	(18)
Net amount	€ 76
Expected loss (%)	19.10%
from 3 to 6 months [Member] | Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	€ 48
Allowance for doubtful accounts	(18)
Net amount	€ 30
Expected loss (%)	37.50%
from 6 to 12 months [Member] | Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	€ 95
Allowance for doubtful accounts	(56)
Net amount	€ 39
Expected loss (%)	58.90%
over 12 months [Member] | Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	€ 906
Allowance for doubtful accounts	(745)
Net amount	€ 161
Expected loss (%)	82.20%
Retail customers – Gas & Power Retail [member] | Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	€ 1,276
Retail customers – Gas & Power Retail [member] | Not-past due [member] | Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	575
Retail customers – Gas & Power Retail [member] | from 0 to 3 months [Member] | Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	49
Retail customers – Gas & Power Retail [member] | from 3 to 6 months [Member] | Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	34
Retail customers – Gas & Power Retail [member] | from 6 to 12 months [Member] | Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	64
Retail customers – Gas & Power Retail [member] | over 12 months [Member] | Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	554
Retail customers – Gas & Power Middle [member] | Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	883
Retail customers – Gas & Power Middle [member] | Not-past due [member] | Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	449
Retail customers – Gas & Power Middle [member] | from 0 to 3 months [Member] | Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	43
Retail customers – Gas & Power Middle [member] | from 3 to 6 months [Member] | Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	13
Retail customers – Gas & Power Middle [member] | from 6 to 12 months [Member] | Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	29
Retail customers – Gas & Power Middle [member] | over 12 months [Member] | Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	349
Retail customers – Gas & Power Other [member] | Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	215
Retail customers – Gas & Power Other [member] | Not-past due [member] | Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	207
Retail customers – Gas & Power Other [member] | from 0 to 3 months [Member] | Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	2
Retail customers – Gas & Power Other [member] | from 3 to 6 months [Member] | Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	1
Retail customers – Gas & Power Other [member] | from 6 to 12 months [Member] | Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	2
Retail customers – Gas & Power Other [member] | over 12 months [Member] | Retail customers [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Retail customers – Gas & Power Gross amount	€ 3